Equity accounted investees	12 Months Ended
Dec. 31, 2021
Equity accounted investees
Equity accounted investees
13	Equity accounted investees

On March 5, 2021, Inter concluded the acquisition of 45% of equity interest of BMG Granito Soluções em Payment S.A. (“Granito”). The interest in Granito is part of Inter’s strategy to acquire new companies with a strong technological basis and innovative profile.

Founded in 2015, Granito operates in the payment sector (solutions in payment) developing customized products for its clients.

	% in share capital			Equity acounted investees			Income from equity interests in affiliates
Related companies	12/31/2021	12/31/2020	12/31/2019	12/31/2021	12/31/2020	12/31/2019	12/31/2021	12/31/2020	12/31/2019
Investment in associate - Granito Soluções em Pagamento S.A.	45.00%	—	—	81,294	—	—	(8,764)	—	—
Total				81,294	—	—	(8,764)	—	—

Other investments				1,151	—	—	—	—	—
Total investments				82,445	—	—	(8,764)	—	—